Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Directors And Senior Management) (Detail) - Remuneration of Directors and Key Management [Member] - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 1,003	€ 951
Termination benefits	0	390
Share-based payment plan expenses	430	596
Total	€ 1,433	€ 1,937